Business, Liquidity and Summary of Significant Accounting Policies (Details 4)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	7,315,563	13,201,630	29,595,200	1,590,887	17,302,430	22,485,953
Stock options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	284,505	284,829	284,505	284,829	284,829	284,829
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	7,031,058	12,916,801	21,310,695	1,306,058	17,017,601	11,916,801
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities			8,000,000
Shares issuable on optional debt conversion
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities						10,284,323